Trade Receivables, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [abstract]
TRADE RECEIVABLES, NET
6.	TRADE RECEIVABLES, NET

	As of December 31,
	2022	2021
Trade receivables	$5,392,720	$4,939,568
Recovery of doubtful accounts	7,466	-
Trade receivables, net	$5,400,186	$4,939,568

The Company recognized a recovery of doubtful accounts of $7,394, $nil and $2,872 during the years ended December 31, 2022 and 2021, respectively.

The following tables details the Company’s trade receivables as of:

December 31, 2022

	Trade receivables - as of December 31, 2022
	<30	31-60	61-90	91 and over	Total
Trade receivables	$4,814,346	$385,662	$46,222	$153,956	$5,400,186

December 31, 2021

	Trade receivables - as of December 31, 2021
	<30	31-60	61-90	91 and over	Total
Trade receivables	$4,811,158	$85,385	$20,487	$22,538	$4,939,568